Estimated expenses for 2022 (Details) - G 0 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest cost rates	R$ 176,953
Expense to be recognized	R$ 176,953